Convertible Bonds	6 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 12 - Convertible Bonds

The Company has entered into a series of securities purchase agreements dated January 31, 2011, May 16, 2011 and June 30, 2011 with certain investment funds, pursuant to which it has issued certain bonds for an aggregate principal amount of $18,000,000. Details of the convertible bonds issuance are as follows:

	First batch	Second batch	Third batch
Issue date	January 31, 2011	May 16, 2011	June 30, 2011
Principal amount	$4 million	$10 million	$4 million
Interest rate	6% per annum	6% per annum	6% per annum
Type	Unsecured convertible bond	Unsecured convertible bond	Unsecured convertible bond
Conversion Date	Within 3 years after issue date	Within 3 years after issue date	Within 3 years after issue date
Underlying share	Ordinary Share	Ordinary Share	Ordinary Share
Guaranteed interest rate at maturity	15% per annum	15% per annum	15% per annum
Conversion price	$ 0.8625 per share[1]	$ 1.04 per share[1]	$ 1.04 per share[1]
Adjustments to conversion price
In the event of a share split, share dividends, reverse share split or similar transaction, the Conversion Price shall be automatically adjusted proportionately.

Upon the issuance of new share or other equity-linked instruments at a price lower than the then existing Conversion price or on terms more favourable, the Conversion price shall be automatically adjusted downward to the same prices as that of the new equity.

Number of shares convertible
Number of shares convertible = (Principle + 6% conversion interest compounded annually) / Conversion price
If an IPO occurs on or before the eighteen (18) month anniversary of the closing date of the initial closing, no conversion interest shall be payable for the first 18 months period.

Payment condition when conversion right is not exercised until maturity date	On the maturity date the Company shall pay Guaranteed interest, calculated from initial issue date and compounded annually, on the then outstanding and unconverted principal amount.
Put option
In the event that an IPO has not been consummated on or prior to the two-year anniversary of the original issue date, the holder of note shall have the right exercisable for a thirty (30) day period following the two-year anniversary of the original issue date to require the Company to redeem with 15% interest rate per annum.

[1] The conversion price is adjusted by the bonus shares

On September 15, 2014, Delta entered into a Settlement Deed with the Noteholders pursuant to which all of the outstanding obligations under Convertible Notes were settled. Pursuant to the Settlement Deed, Delta agreed to (i) cause Elite to issue an aggregate of 10,605 Elite Shares in consideration for the forgiveness of an aggregate of $3,400,000 of the Convertible Notes due to the Noteholders, and (ii) cause Master Kingdom Holdings Ltd., a British Virgin Islands company (“Master Kingdom”), which is owned 100% by Mr. Chao Xin, the principal shareholder of Elite, to enter into a Novation Deed with each of the Noteholders with respect to the repayment of the balance of the Convertible Notes to the Noteholders. Accordingly, on September 18, 2014, Delta, Master Kingdom and the Noteholders entered in a Novation Deed pursuant to which Master Kingdom agreed to assume and repay the remaining indebtedness due to the Noteholders in the aggregate amount of $19,322,981.28. As a result of the foregoing, Delta has no more Convertible Notes outstanding. The conversion price is adjusted by the bonus shares.

The carrying amount of the convertible bonds at the balance sheet date is derived as follows:

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Face value of convertible bonds	$-	$-
Loss on valuation of convertible bonds	-	-
	$-	$-